Investments in associates and joint venture - Joint venture under IFRS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments in associates [Line Items]
Current assets	$ 739,545,000	$ 589,152,000
Non-current assets	3,822,266,000	3,390,465,000
Current liabilities	844,937,000	360,436,000
Non-current liabilities	1,178,343,000	819,324,000
Equity	2,538,531,000	2,799,857,000	$ 2,968,200,000	$ 3,028,226,000
Profit (loss) from continuing operations	124,800,000	(83,529,000)	23,635,000
Group interests	240,450,000	62,702,000	89,290,000
Joint ventures [member]
Disclosure of Investments in associates [Line Items]
Current assets	19,898,000	16,723,000
Non-current assets	87,634,000	94,505,000
Current liabilities	14,403,000	10,598,000
Non-current liabilities	72,444,000	80,595,000
Equity	20,685,000	20,035,000
Adjustments to conform to the accounting policies of the Group	10,528,000	9,640,000
Equity, adjusted	31,213,000	29,675,000
Group's share in results	2,497,000	2,374,000
Revenue	22,937,000	18,560,000	22,327,000
Profit (loss) from continuing operations	191,000	(2,554,000)	(1,029,000)
Adjustments to conform to the accounting policies	259,000	(596,000)	479,000
Net income, adjusted	450,000	(3,150,000)	(550,000)
Group interests	$ 36,000	$ (252,000)	$ (44,000)